Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Intermediate Bond Fund of America
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Intermediate Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class A
Trading Symbol	AIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 4.52% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	1.95%	0.32%	1.55%
Intermediate Bond Fund of America — Class A (without sales charge) *	4.52%	0.82%	1.81%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class C
Trading Symbol	IBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 3.88% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For
information
on returns for additional
periods
, including the fund
lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	2.88%	0.13%	1.21%
Intermediate Bond Fund of America — Class C (without sales charge) *	3.88%	0.13%	1.21%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class T
Trading Symbol	TIBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 4.92% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class T (with sales charge) 2	2.34%	0.63%	1.94%
Intermediate Bond Fund of America — Class T (without sales charge) 2	4.92%	1.14%	2.25%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-1
Trading Symbol	IBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.50% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	4.50%	0.81%	1.78%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-2
Trading Symbol	IBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.83% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	4.83%	1.11%	2.07%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-3
Trading Symbol	IFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.03% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on
returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	5.03%	1.24%	2.35%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.76%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	2.00%
1
Class F-3
shares
were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any m atter
of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 4.54% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	1.96%	0.32%	1.52%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	4.54%	0.82%	1.78%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 3.83% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	2.83%	0.07%	1.40%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	3.83%	0.07%	1.40%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and e xp
enses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex pe
nses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 4.34% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	4.34%	0.63%	1.58%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w aiv
ers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 4.86% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-T (with sales charge) 2	2.28%	0.55%	1.88%
Intermediate Bond Fund of America — Class 529-T (without sales charge) 2	4.86%	1.06%	2.18%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.69%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-F-1 *	4.79%	1.00%	1.99%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 4.93% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	4.93%	1.18%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.78%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FIFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 4.88% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	4.88%	1.20%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.60) %
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.78%
1
Class 529-F-3
shares were
first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® Class R-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 134	1.31%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 3.92% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	3.92%	0.15%	1.08%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expense
s. I
nvestors can
not
invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® Class R-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 134	1.31%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 3.93% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	3.93%	0.16%	1.09%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and ther efor
e, has no expenses.
Inv
estors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® Class R-2E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	REBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.22% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	4.22%	0.44%	1.39%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has n
o
expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 4.28% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	4.28%	0.57%	1.53%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume
all distributions
are reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 4.58% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	4.58%	0.87%	1.83%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume all distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 4.79% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class R-5E 2	4.79%	1.07%	2.08%
Bloomberg U.S. Aggregate Index 3	3.14%	(0.68) %	1.81%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index 3	4.48%	0.72%	1.92%
1
Class R-5E
shares were
first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 4.97% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	4.97%	1.18%	2.14%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 4.95% for the year ended August 31, 2025. That result compares with a 4.48% gain for the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market had positive returns despite interest rate volatility. Treasury yields remained near decade highs amid growing federal budget deficits and shifting U.S. Federal Reserve expectations. Over the past year, U.S. Treasury yields were lowest around the first rate cut in September 2024, peaked in winter then remained in a narrow range amid inflation concerns and global trade uncertainty. The spread between 2- and 10-year Treasury yields gradually increased from nearly flat at the start of the period to 60 basis points positive. Nongovernment bonds delivered solid returns, supported by strong issuance and investor demand.
Within the fund, securitized bonds were particularly additive to relative results due to both a larger allocation than the benchmark and security selection. Duration positioning was also strongly positive for relative results, and U.S. Treasuries added as well.
On the other hand, curve positioning had a negative impact on relative results as the positive impact from curve positioning was not enough to offset the cost of maintaining the position. The fund held less investment-grade (BBB/Baa and above) corporate bonds than the benchmark, which had a negative impact on relative results given their strong returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6 *	4.95%	1.22%	2.19%
Bloomberg U.S. Aggregate Index †	3.14%	(0.68) %	1.80%
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index †	4.48%	0.72%	1.92%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,899,000,000
Holdings Count | Holding	2,732
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 26,899
Total number of portfolio holdings	2,732
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate including mortgage dollar roll transactions	236%
Portfolio turnover rate excluding mortgage dollar roll transactions	89%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.